ALLIANCE MUNICIPAL INCOME FUND II


ANNUAL REPORT
SEPTEMBER 30, 1996


LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

November 1, 1996

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's fiscal reporting period ended September 30, 1996. Over the past six and twelve month periods, the Fund's nine
Portfolios--Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia--produced excellent total returns.

We are especially proud that four of the nine Portfolios outperformed all state-specific municipal income funds in their respective peer groups tracked by Lipper for the 12 months ended September 30, 1996 and since their inception dates. Lipper rankings are based on total returns at net asset value, without the imposition of the maximum 4.25% sales charge, which would reduce total return figures.

1 YEAR                             SINCE INCEPTION
-----------------------------------------------------------------------
ARIZONA PORTFOLIO RANKED #5        ARIZONA PORTFOLIO RANKED #2
among 35 Arizona funds             among 23 Arizona funds
                                   (inception date: June 1, 1994)

FLORIDA PORTFOLIO RANKED #1        FLORIDA PORTFOLIO RANKED #9
among 80 Florida funds             among 35 Florida funds
                                   (inception date: June 25, 1993)

MASSACHUSETTS PORTFOLIO RANKED #1  MASSACHUSETTS PORTFOLIO RANKED #1
among 51 Massachusetts funds       among 37 Massachusetts funds
                                   (inception date: March 29, 1994)

MICHIGAN PORTFOLIO RANKED #1       MICHIGAN PORTFOLIO RANKED #1
among 46 Michigan funds            among 32 Michigan funds
                                   (inception date: February 25, 1994)

Minnesota Portfolio Ranked #2      Minnesota Portfolio Ranked #11
among 46 Minnesota funds           among 24 Minnesota funds
                                   (inception date: June 25, 1993)

NEW JERSEY PORTFOLIO RANKED #4     NEW JERSEY PORTFOLIO RANKED #4
among 53 New Jersey funds          among 27 New Jersey funds
                                   (inception date: June 25, 1993)

OHIO PORTFOLIO RANKED #2           OHIO PORTFOLIO RANKED #13
among 56 Ohio funds                among 30 Ohio funds
                                   (inception date: June 25, 1993)

PENNSYLVANIA PORTFOLIO RANKED #1   PENNSYLVANIA PORTFOLIO RANKED #1
among 65 Pennsylvania funds        among 37 Pennsylvania funds
                                   (inception date: June 25, 1993)

VIRGINIA PORTFOLIO RANKED #1       VIRGINIA PORTFOLIO RANKED #1
among 34 Virginia funds            among 27 Virginia funds
                                   (inception date: April 29, 1994)


Portfolio highlights are listed on page 3, and investment results for each Portfolio appear on page 4. Also provided, on pages 5-8, are charts that show how your initial investment in an Alliance Municipal Income Fund Portfolio has increased in value over time. Each hypothetical $10,000 investment is based on a purchase of Class A shares from the time of the Portfolio's inception date through the end of September 1996.

MARKET OVERVIEW
The municipal bond market outperformed most other sectors of the domestic fixed income markets in 1996, recovering from the negative impact of the "flat tax" campaign issue earlier in the year. The tax-exempt market's successful performance is largely due to very favorable supply and demand technical factors brought about by the continued high pace of early redemptions of outstanding securities by municipal issuers. This shortage of securities is not helped by the relatively low new-issue volume of municipal bonds, which continues to be stable at an annual rate of approximately $150 billion, down dramatically from 1993 volume of nearly $300 billion. At Alliance, we believe that pricing of tax-exempt securities is driven first and foremost by the continuing supply/demand imbalance. Therefore, we attempt to take advantage of the resulting market cycles to maximize total return to our shareholders.

Credit ratings, for the most part, improved in 1996. This improvement is a direct reflection of the more stable economic environment for state and local governments as a result of the recent economic expansion the nation has enjoyed. Orange County emerged from bankruptcy in early July, having paid all principal and interest due on its defaulted note issues. As we mentioned at the end of fiscal year 1995, we believe that the Orange County bankruptcy has resulted in better financial disclosure by state and local government agencies and stricter investment guidelines for their fund managers.

INVESTMENT STRATEGY
The bond market volatility of early 1996, combined with the media attention granted to various flat tax proposals from Republican presidential candidates, provided the Alliance Municipal Income Fund II with ample opportunity to follow its investment philosophy of "buy on weakness, sell on strength." The portfolios were repositioned following the March decline in bond prices to take advantage of any rally in the second half of the Fund's fiscal year. The bond market has rallied in recent months, allowing the portfolios to realize the gains provided by the March repositioning.


1



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

Consistent with our fundamental investment objective of providing high current income and high after-tax total returns for the fund's shareholders, we continue to be fully invested in long-term securities. We seek out bonds that offer both high current income and excellent call protection, which generate outstanding total returns from price appreciation. To make room in the portfolios for attractive new issues, we sold older bonds with shorter maturity dates and higher early redemption risk. We also sold bonds that had been "pre-refunded" by their issuers, which causes these securities to reach maximum price appreciation potential earlier than normal. Finally, our core strategy of buying bonds that are undervalued, or out of favor, was quite successful in the second half of the fiscal year as demonstrated by our excellent investment results.

MARKET OUTLOOK
Municipal bond investors should expect a more stable market environment over the coming year. Despite higher energy prices and signs of wage pressures in the economy, we believe that inflation will remain in check for the foreseeable future and that interest rates will continue to be range-bound in a less volatile environment. The "flat tax" debate looks to be dormant through the current election cycle, but is certain to arise again before the presidential elections in the year 2000. Nevertheless, municipal bonds continue to offer excellent value as they continue to trade at very cheap prices relative to fully taxable investments. We believe that the greatest risk to investors in the long term will be their ability to find attractively priced investments that offer high after tax returns--returns that are currently available in the municipal bond market.

We appreciate your investment in the Alliance Municipal Income Fund II and look forward to reporting to you again in the coming period.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



HOW YOUR PORTFOLIO PERFORMED
OVER THE PAST SIX MONTHS                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The Portfolios' Class A shares total returns for the periods ended September 30, 1996 are shown below. We've also shown, for comparison, returns for the overall municipal bond market, represented by the unmanaged Lehman Brothers Long Municipal Bond Index, which includes approximately 15,000 issues with maturities exceeding 22 years. Current yields and returns for Class B and Class C shares are on the next page.

CUMULATIVE TOTAL RETURNS CLASS A SHARES

                                         PERIODS ENDED SEPTEMBER 30, 1996
                                                SIX MONTHS  TWELVE MONTHS
                                                ----------  -------------
Arizona Portfolio                                  5.21%          6.84%
Florida Portfolio                                  4.05%          7.45%
Massachusetts Portfolio                            7.56%         10.25%
Michigan Portfolio                                 4.77%          7.54%
Minnesota Portfolio                                5.13%          6.95%
New Jersey Portfolio                               4.26%          6.57%
Ohio Portfolio                                     3.20%          6.72%
Pennsylvania Portfolio                             4.39%          8.17%
Virginia Portfolio                                 4.63%          9.39%
Lehman Brothers Long Municipal Bond Index          4.32%          8.40%

TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF CLASS A SHARES AS OF SEPTEMBER 30, 1996.


INVESTMENT OBJECTIVE AND POLICIES
_______________________________________________________________________________

The nine Portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state tax that is available without assuming undue risk. These securities generally offer current yield above those of higher quality municipal obligations.


3



INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1996                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  AVERAGE ANNUAL TOTAL RETURNS
                           ------------------------------------------            TAXABLE
                           WITHOUT SALES CHARGE    WITH SALES CHARGE            EQUIVALENT
                           --------------------  --------------------  30 DAY  YIELD IN 36%
                                1      SINCE         1      SINCE        SEC   TAX BRACKET#
                           --------  ----------  --------  ----------  ------  ------------
                             YEAR    INCEPTION*    YEAR    INCEPTION*  YIELD#   (AT NAV)
ARIZONA PORTFOLIO
Class A Shares              +6.84%     +7.63%     +2.26%     +5.67%     5.26%     9.20%
Class B Shares              +6.10%     +6.88%     +3.10%     +6.49%     4.81%     8.08%
Class C Shares              +6.00%     +6.88%     +5.00%     +6.88%     4.81%     8.08%

FLORIDA PORTFOLIO
Class A Shares              +7.45%     +5.12%     +2.83%     +3.74%     5.37%     8.78%
Class B Shares              +6.78%     +4.37%     +3.78%     +4.37%     4.91%     7.64%
Class C Shares              +6.78%     +4.37%     +5.78%     +4.37%     4.91%     7.64%

MASSACHUSETTS PORTFOLIO
Class A Shares             +10.25%     +9.82%     +5.52%     +7.95%     5.59%    10.01%
Class B Shares              +9.52%     +9.02%     +6.52%     +8.67%     5.15%     8.86%
Class C Shares              +9.52%     +9.03%     +8.52%     +9.03%     5.15%     8.86%

MICHIGAN PORTFOLIO
Class A Shares              +7.54%     +6.93%     +2.94%     +5.18%     5.12%     8.91%
Class B Shares              +6.80%     +6.18%     +3.80%     +5.82%     4.65%     7.80%
Class C Shares              +6.80%     +6.18%     +5.80%     +6.18%     4.65%     7.80%

MINNESOTA PORTFOLIO
Class A Shares              +6.95%     +4.58%     +2.41%     +3.22%     5.42%     9.53%
Class B Shares              +6.15%     +3.81%     +3.15%     +3.81%     4.96%     8.25%
Class C Shares              +6.03%     +3.81%     +5.03%     +3.81%     4.97%     8.25%

NEW JERSEY PORTFOLIO
Class A Shares              +6.57%     +5.00%     +2.02%     +3.62%     5.14%     8.91%
Class B Shares              +5.66%     +4.21%     +2.66%     +4.21%     4.67%     7.66%
Class C Shares              +5.66%     +4.21%     +4.66%     +4.21%     4.67%     7.66%

OHIO PORTFOLIO
Class A Shares              +6.72%     +4.67%     +2.22%     +3.30%     5.41%     9.39%
Class B Shares              +5.82%     +3.89%     +2.82%     +3.89%     4.95%     8.14%
Class C Shares              +5.82%     +3.89%     +4.82%     +3.89%     4.96%     8.14%

PENNSYLVANIA PORTFOLIO
Class A Shares              +8.17%     +5.55%     +3.55%     +4.16%     5.28%     9.13%
Class B Shares              +7.38%     +4.80%     +4.38%     +4.80%     4.80%     7.94%
Class C Shares              +7.37%     +4.80%     +6.37%     +4.80%     4.81%     7.94%

VIRGINIA PORTFOLIO
Class A Shares              +9.39%     +8.58%     +4.71%     +6.67%     5.34%     8.92%
Class B Shares              +8.57%     +7.80%     +5.57%     +7.43%     4.88%     7.82%
Class C Shares              +8.58%     +7.80%     +7.58%     +7.80%     4.88%     7.82%

The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum sales charge (Class A) or 3% contingent deferred sales charge (Class B); Class C shares purchased prior to July 1, 1996, are not subject to front-end or contingent deferred sales charges. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: AZ, 6/1/94; MI, 2/25/94; FL, MN, NJ, OH, PA, 6/25/93; MA,
   3/29/94; VA, 4/29/94.

#  Yields are for the 30 days ended September 30, 1996.


4



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

ARIZONA PORTFOLIO
6/30/94 TO 9/30/96
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Arizona Portfolio
Class A $11,435
Arizona Portfolio
LB Long Municipal Bond Index
Lipper Arizona Municipal Debt Funds Average
6/30/94
9/30/96

FLORIDA PORTFOLIO
6/30/93 TO 9/30/96
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Florida Portfolio
Class A $11,276
Florida Portfolio
LB Long Municipal Bond Index
Lipper Florida Municipal Debt
Funds Average
6/30/93
9/30/96

MASSACHUSETTS PORTFOLIO
3/31/94 TO 9/30/96
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Massachusetts Portfolio
Class A $12,117
Massachusetts Portfolio
LB Long Municipal Bond Index
Lipper Massachusetts Municipal Debt Funds Average
3/31/94
9/30/96


See Page 8 for footnotes.


5



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

MICHIGAN PORTFOLIO
2/28/94 TO 9/30/96
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Michigan Portfolio
Class A $11,402
Michigan Portfolio
LB Long Municipal Bond Index
Lipper Michigan Municipal Debt Funds Average
2/28/94
9/30/96

MINNESOTA PORTFOLIO
6/30/93 TO 9/30/96
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Minnesota Portfolio
Class A $11,091
Minnesota Portfolio
LB Long Municipal Bond Index
Lipper Minnesota Municipal Debt Funds Average
6/30/93
9/30/96

NEW JERSEY PORTFOLIO
6/30/93 TO 9/30/96
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
New Jersey Portfolio
Class A $11,234
New Jersey Portfolio
LB Long Municipal Bond Index
Lipper New Jersey Municipal Debt Funds Average
6/30/93
9/30/96


See Page 8 for footnotes.


6



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

OHIO PORTFOLIO
6/30/93 TO 9/30/96
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Ohio Portfolio Class A $11,119
Ohio Portfolio
LB Long Municipal Bond Index
Lipper Ohio Municipal Debt Funds Average
6/30/93
9/30/96

PENNSYLVANIA PORTFOLIO
6/30/93 TO 9/30/96
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Pennsylvania Portfolio Class A $11,428
Pennsylvania Portfolio
LB Long Municipal Bond Index
Lipper Pennsylvania Municipal Debt Funds Average
6/30/93
9/30/96


See Page 8 for footnotes.


7



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

VIRGINIA PORTFOLIO
4/30/94 TO 9/30/96
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Virginia Portfolio
Class A $11,699
Virginia Portfolio
LB Long Municipal Bond Index
Lipper Virginia Municipal Debt Funds Average
4/30/94
9/30/96


ABOUT YOUR PORTFOLIO'S HYPOTHETICAL INVESTMENT...
These charts illustrate the total value of assumed $10,000 investments in each of Alliance Municipal Income Fund's Portfolios' Class A shares (since inception). The charts assume the deduction of the maximum 4.25% sales charges from the initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Results should not be considered representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Long Municipal Bond Index includes 15,000 issues with maturities exceeding 22 years. The bonds in this Index are a combination of both revenue and general obligation issues, and carry a rating of BAA/Baa or higher.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 35 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 37 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 32 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 24 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 27 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 30 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 37 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 27 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund Portfolio, although some of the funds may have somewhat different investment policies.

When comparing an Alliance Municipal Income Fund Portfolio to the corresponding index and average, you should note that the Portfolios' performance reflects the maximum sales charge of 4.25%, while no such charges are reflected in the performance of the index or averages.


8



ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MUNICIPAL BONDS-112.5%
        ARIZONA-96.1%
AAA     Glendale - IDA
        (Midwestern Univ) Ser 96A
        6.00%, 5/15/26                           $  480       $  490,435
NR      Goodyear Assessment District
        Dist No. 1 Ser 96C
        7.25%, 7/01/16                            1,500        1,505,625
AAA     Maricopa Cnty IDA Hlth Fac Rev
        Ser 93B (Catholic Healthcare West)
        7.363%, 7/01/13 (a)                       1,245        1,224,595
AA+     Maricopa Cnty IDR
        (Citizens Utilities) Ser 95 AMT
        6.20%, 5/01/30                              465          478,634
AAA     Maricopa Cnty Sch Dist #80 GO
        (Chandler) FGIC Ser 95
        6.00%, 7/01/13                              465          484,776
AAA     Mohave Cnty IDA MFHR Care Rev
        (Chris & Silver Ridge)
        GNMA Coll Ser 96
        6.375%, 11/01/31                          1,000        1,034,620
AAA     Mohave Cnty IDA
        Baptist Hosp Sys MBIA
        5.75%, 9/01/26                              420          415,829
AA-     Mohave Cnty IDR (Cargill) Ser 95A AMT
        6.70%, 3/01/20                              450          482,526
AAA     Phoenix Arpt Rev MBIA Ser 94D AMT
        6.30%, 7/01/10                              475          499,657
AA+     Phoenix Civic Plaza Bldg Corp Senior
        Lien Excise Tax Ser 94
        6.00%, 7/01/12                              465          478,071
AA      Phoenix IDA MFHR
        (Woodstone & Silver Springs)
        6.25%, 4/01/23                              490          496,757
AAA     Tempe IDA MFHR (Quadrangles) FHA
        6.25%, 6/01/26                              475          481,603
AAA     Yuma IDA AMT (Alexandrite Sands Apt)
        MFHR FHA Ser 90 AMT
        7.70%, 12/01/29                           1,750        1,839,950
                                                              -----------
                                                               9,913,078

        PUERTO RICO-16.4%
BB+     Puerto Rico Port Auth Rev Spec Fac
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26                            1,675        1,694,179

        TOTAL INVESTMENTS-112.5%
          (cost $11,357,729)                                  11,607,257
        Other assets less liabilities-(12.5%)                 (1,289,468)

        NET ASSETS-100%                                      $10,317,789


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.
     See notes to financial statements.


9



FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MUNICIPAL BONDS-103.7%
        FLORIDA-98.6%
AAA     Brevard Cnty IDR (NUI Corp Project)
        AMBAC Ser 94
        AMT 6.40%, 10/01/24                      $3,000      $ 3,179,400
BBB+    Collier Cnty Hlth Fac
        (The Moorings Proj) Ser 94
        7.00%, 12/01/19                           2,000        2,094,480
AAA     Dade Cnty Arpt Rev
        (Miami Int'l Arpt)
        MBIA Ser 95B AMT
        6.00%, 10/01/24                           2,080        2,108,392
A*      Dade Cnty Spec Obl
        (Courthouse Ctr Proj) Ser 95
        6.10%, 4/01/20                            3,000        3,077,100
AAA     Escambia Cnty Hsg Fin Auth
        SFMR FNMA/GNMA Coll Ser 96B AMT
        6.25%, 4/01/28                            3,300        3,320,130
Baa1*   Escambia Cnty PCR
        (Champion Int'l Corp Proj) Ser 96 AMT
        6.40%, 9/01/30                            5,000        5,028,600
AAA     Florida Hsg Fin Agy
        (Brittany of Rosemont) MFHR AMBAC AMT
        6.25%, 7/01/35                            1,350        1,357,411
AAA     Florida Hsg Fin Agy
        (Landings Boot Ranch)
        AMBAC Ser 95K AMT
        6.10%, 11/01/35                           2,050        2,025,789
AAA     Florida Hsg Fin Agy
        (Turtle Creek Apts Proj)
        AMBAC Ser 96C AMT
        6.20%, 5/01/36                            3,245        3,250,095
AAA     Florida Hsg Fin Agy Home
        Mtg SFMR Ser 95A AMT
        6.65%, 1/01/24                            6,845        7,096,143
AAA     Florida Hsg Fin Agy SFMR
        GNMA/FNMA Coll Ser 94B AMT
        6.65%, 7/01/26                            1,125        1,155,668
AAA     Jacksonville Wtr & Swr
        (United Waterworks)
        AMBAC Ser 95 AMT
        6.35%, 8/01/25                            1,500        1,569,180
Aa3*    North Miami Hlth Fac Auth Rev
        (Catholic Hlth Svcs Oblig Grp)
        6.00%, 8/15/24                            1,200        1,188,660
NR      Northern Palm Beach Cnty Wtr Ctl
        & Imp Dist - Unit Dev 9A-A,
        7.30%, 8/01/27                           15,600       15,695,784
A+      Palm Beach Cnty IDR
        (Geriatric Care Inc Prog)
        6.625%, 12/01/26                          4,000        4,084,960
Aaa*    Pinellas Cnty Hsg Fin Auth
        SFMR Ser 94A AMT
        6.55%, 8/01/27                            3,145        3,229,412
Baa*    Volusia Cnty Ed Fac Auth Rev
        (Embry-Riddle Aero Univ)
        6.125%, 10/15/26                          3,200        3,225,632
AA      Volusia Cnty Hlth Fac
        Auth Rev (John Knox Village)
        6.00%, 6/01/17                            3,000        3,062,790
                                                             ------------
                                                              65,749,626

        WASHINGTON-4.9%
BBB+    Pilchuck Dev Pub Corp
        Spec Fac Arpt Rev
        (Tramco Inc. Proj)
        6.00%, 8/01/23                            3,400        3,294,022

        UTAH-0.2%
A-1+    Morgan Cnty Solid Waste Disposal Rev
        (Holnam Inc. Proj) AMT VRDN (a)
        3.90%, 8/01/31                              100          100,000

        TOTAL INVESTMENTS-103.7%
          (cost $68,003,822)                                  69,143,648
        Other assets less liabilities- (3.7%)                 (2,490,839)

        NET ASSETS-100%                                      $66,652,809


#    Unaudited

*    Moody's Rating

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 17.
     See notes to financial statements.


10



MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MUNICIPAL BONDS-97.6%
        MASSACHUSETTS-86.1%
AAA     Chelsea GO AMBAC Ser 94
        6.00%, 6/15/14                           $  545      $   564,805
AAA     Holyoke GO FSA Ser 93B
        6.125%, 8/01/13                             530          552,493
A+      Massachusetts Bay
        Transportation Auth Ser 92C
        6.10%, 3/01/23                              540          554,515
AAA     Massachusetts Ed Fin Auth
        Educational Loan Rev
        AMBAC Ser 94E AMT
        6.00%, 1/01/12                              560          562,397
AAA     Massachusetts Hlth & Ed
        Fac Auth Hosp Rev (Beth Israel Hosp)
        AMBAC Ser G-4
        8.522%, 7/01/25 (a)                       2,000        2,020,500
AAA     Massachusetts Hsg Fin Agy MFHR
        (Harbor Pt Development)
        AMBAC Ser 96A AMT
        6.40%, 12/01/15                             550          555,791
A+      Massachusetts Hsg Fin Auth
        SFMR Ser 40 AMT
        6.65%, 12/01/27                           2,215        2,272,546
AAA     Massachusetts Ind Fin Agy
        Rev (Nantucket Elec Proj)
        AMBAC Ser 96A AMT
        5.875%, 7/01/17                             550          550,170
AAA     Massachusetts Ind Fin Auth
        Rev (Heights Crossing Ltd)
        FHA Ser 95 AMT
        6.15%, 2/01/35                              555          555,389
AAA     Massachusetts Muni Wholesale Elec Pwr
        Supply Sys MBIA Ser 92A
        6.00%, 7/01/18                              510          514,126
AA-     Massachusetts Wtr Pollution Abatement
        (So Essex Prog) Ser 94A
        6.375%, 2/01/15                             530          560,263
A1*     New England Ed Loan Mktg
        (Student Loan Rev) Ser 93H AMT
        6.90%, 11/01/09                             525          560,968
                                                             ------------
                                                               9,823,963

        PUERTO RICO-11.5%
BB+     Puerto Rico Port Auth Rev Spec Fac
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26                            1,295        1,309,828

        TOTAL INVESTMENTS-97.6%
          (cost $10,886,836)                                  11,133,791
        Other assets less liabilities-2.4%                       274,247

        NET ASSETS-100%                                      $11,408,038


#    Unaudited

*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.
     See notes to financial statements.


11



MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MUNICIPALBONDS-97.5%
        MICHIGAN-92.6%
BBB     Detroit GO Ser 93
        6.35%, 4/01/14                           $  665      $   665,858
AAA     Grand Rapids Swr Sys Rev
        MBIA Ser 92
        6.00%, 1/01/22                              645          655,901
AAA     Kalamazoo Hosp Fin Auth
        6.608%, 6/01/11(a)                        1,500        1,365,555
AAA     Kent Cnty Arpt Fac Rev
        (Kent Cnty Int'l) Ser 95 AMT
        6.10%, 1/01/25                              635          648,506
AAA     Michigan Hosp Fin Auth Hosp Rev
        (St Johns Hosp) AMBAC Ser 92A
        6.00%, 5/15/13                              645          661,951
AA+     Michigan Hsg Dev Auth
        SFMR Mortgage Rev Ser 95B AMT
        7.05%, 6/01/26                            1,860        1,940,482
AA      Michigan Muni Bond Auth
        Revolving Fund Ser 93
        5.40%, 10/01/14                             675          658,314
AAA     Michigan Strategic Fund
        (Detroit Edison) MBIA Ser 95AA
        6.40%, 9/01/25                              625          657,025
A-      Michigan Strategic Fund
        PCR (General Motors) Ser 95
        6.20%, 9/01/20                             $640         $654,208
NR      Romulus Tax increment
        Finance Auth Rev
        6.75%, 11/01/19                           1,585        1,633,929
AAA     Three Rivers Cmnty Schs
        GO MBIA Ser 96 School Dist
        6.00%, 5/01/23                              655          676,497
AA      Troy MI Downtown Dev
        Auth Asset Gty Ser 95A
        6.375%, 11/01/18                          1,675        1,744,462
AAA     Yale Pub Sch Dist GO AMBAC
        5.50%, 5/01/23                              670          647,287
                                                             ------------
                                                              12,609,975

        PUERTO RICO-4.9%
BB+     Puerto Rico Port Auth Rev Spec Fac
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26                              660          667,557

        TOTAL INVESTMENTS-97.5%
          (cost $12,980,092)                                  13,277,532
        Other assets less liabilities-2.5%                       338,726

        NET ASSETS-100%                                      $13,616,258


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.
     See notes to financial statements.


12



MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        MINNESOTA MUNICIPAL BONDS-97.5%
BBB+    Bass Brook PCR
        (Minn Power & Light) Ser 92
        6.00%, 7/01/22                           $  900      $   896,391
AAA     Burnsville Eagan Savage GO
        Ind Sch Dist #191 CGIC Ser 95A
        6.20%, 2/01/17                              850          890,979
AA+     Duluth Arpt Lease Rev St
        Secured GO Ser 95C AMT
        6.25%, 8/01/14                              860          890,556
AAA     Lakeville Ind Sch Dist #194
        GO FGIC Ser 93
        5.60%, 2/01/18                              850          837,445
BBB+    Minneapolis Common Bond
        Fund Community Dev Agy Ser 95-2 AMT
        6.625%, 12/01/15                          1,245        1,293,045
AAA     Minneapolis GO SFMR Homeownership
        Renovation Stage III Ser 93 AMT
        5.70%, 12/01/23                             720          694,894
AAA     Minneapolis Cop Special School
        Dist #1 MBIA Ser 96A
        5.90%, 2/01/17                              880          892,514
NR      Minnesota Agric & Econ Dev Brd
        IDR Small Business Loan Prog
        Ser 96A AMT
        6.75%, 8/01/16                            1,450        1,479,420
NR      Minnesota Agric & Econ Dev IDR Small
        Business Loan Prog Ser 96B AMT
        7.00%, 8/01/16                              750          772,815
Baa1*   Minnesota Higher Ed Fac
        Auth (Hamline Univ) Ser 4-I
        6.00%, 10/01/16                             790          791,754
AA+     Minnesota Hsg Fin Agy
        SFMR Ser 89A AMT
        7.90%, 7/01/19                            2,260        2,362,920
AAA     Minnesota Pub Fac Auth
        Wtr Pol Ctl Rev Ser 95A
        6.25%, 3/01/15                              220          231,735
AAA     Minnesota Pub Fac Auth
        Wtr Pol Ctl Rev Ser 95A
        6.25%, 3/01/16                              610          642,537
AA+     Rochester Hlth Care Fac Hosp Rev
        Ser 92H Mayo Med Cntr
        8.067%, 11/15/15 (a)                      3,000        3,083,490
BBB-    South St. Paul Hsg & Redev Hosp Rev
        (Health East Proj) Ser 94
        6.75%, 11/01/09                             870          894,899
AAA     St Francis GO Ind Sch Dist # 15
        CGIC Ser 95A
        6.375%, 2/01/16                             835          894,594

        TOTAL INVESTMENTS-97.5%
          (cost $17,075,505)                                  17,549,988
        Other assets less liabilities-2.5%                       459,002

        NET ASSETS-100%                                      $18,008,990


#    Unaudited

*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.
     See notes to financial statements.


13



NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        NEW JERSEY MUNICIPAL BONDS-98.3%
AAA     Essex Cnty Impt Auth Util
        Rev (Orange Twp) MBIA Ser 93
        6.00%, 12/01/17                          $2,510      $ 2,562,911
AA      Gloucester Cnty PCR
        (Mobil Oil Refining) Ser 93
        5.625%, 12/01/28                          3,000        2,936,430
AAA     Landis Swr Rev
        7.27%, 9/19/19 (a)                        3,250        3,231,670
AA-     New Jersey Eco Dev Auth
        (Anheuser-Busch Proj) Ser 95 AMT
        5.85%, 12/01/30                           8,600        8,586,498
AAA     New Jersey Eco Dev Auth
        (Elizabethtown Wtr Co)
        MBIA Ser 95 AMT
        5.60%, 12/01/25                           4,000        3,822,840
AAA     New Jersey Eco Dev Auth
        (Hackensack Wtr Co)
        MBIA Ser 94B AMT
        5.90%, 3/01/24                            3,850        3,858,008
AAA     New Jersey Eco Dev Auth
        (Pub Ser Elec & Gas)
        MBIA Ser 94A AMT
        6.40%, 5/01/32                            3,700        3,844,633
BB+     New Jersey Eco Dev Auth
        Spec Fac (American Airlines) AMT
        7.10%, 11/01/31                           4,500        4,705,290
AAA     New Jersey Eco Dev Auth Wtr Fac
        (NJ American Wtr Co) FGIC AMT
        6.875%, 11/01/34                          5,000        5,507,750
BBB-    New Jersey Hlth Care Fac
        (Franciscan Sisters,St. Mary's Hosp)
        Ser 93
        5.875%, 7/01/12                           2,755        2,652,101
AAA     New Jersey Hlth Care Fac Fin Hlth
        Fac (Monmouth Med Ctr) CGIC Ser 93
        6.25%, 7/01/24                            2,750        2,851,173
BBB     New Jersey Hlth Care Fac
        (Englewood Hosp) Ser 94
        6.75%, 7/01/24                            4,230        4,363,372
AAA     New Jersey Hsg & Mtg Fin
        Agy MBIA Ser 95O AMT
        6.35%, 10/01/27                           5,000        5,047,200
AAA     New Jersey Hsg & Mtg Fin
        Agy AMBAC Ser 96A AMT
        6.25%, 5/01/28                            1,050        1,054,221
A+      New Jersey Hsg & Mtg Fin
        Agy MFHR (Sect 8) Ser 1
        6.70%, 11/01/28                           8,500        8,782,625
AA-     New Jersey Hwy Auth
        Garden State Parkway
        6.25%, 1/01/14                            1,250        1,299,212
AAA     Passaic Valley Sewer Comm
        AMBAC Ser 92D
        5.75%, 12/01/15                           3,400        3,408,466
AA-     Port Auth of NY & NJ Cons
        Rev 95th Ser AMT
        6.125%, 7/15/29                           3,770        3,817,954
AA      Salem Cnty NJ Waste Disposal Auth
        (E. I. Dupont) Ser 92A
        6.125%, 7/15/22                           3,500        3,554,740

        TOTAL INVESTMENTS-98.3%
          (cost $73,595,291)                                  75,887,094
        Other assets less liabilities-1.7%                     1,310,805

        NET ASSETS-100%                                      $77,197,899


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.
     See notes to financial statements.


14



OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        OHIO MUNICIPAL BONDS-98.8%
BBB-    Butler Cnty Hosp Rev
        (Fort Hamilton Hughes)
        7.50%, 1/01/10                           $1,400      $ 1,470,350
AAA     Columbus Municipal Arpt
        Rev (Columbus Int'l Arpt)
        MBIA Ser 94A AMT
        6.25%, 1/01/24                            2,190        2,269,015
A       Cuyahoga Cnty Hosp Rev
        (Meridia Health Sys) Ser 93
        6.25%, 8/15/24                            2,360        2,408,262
AAA     Cuyahoga Cnty MFHR
        (Nat'l Terminal Apts Proj)
        FNMA Coll AMT
        6.40%, 7/01/16                            5,180        5,213,307
BBB-    Dayton Spec Fac Rev
        (Emery Air Freight) Ser 96D
        6.20%, 10/01/09                           8,000        8,042,480
BBB     Hamilton Cnty Hlth Sys
        (Hlth Fac & Franciscan
        Sisters Providence Hosp)
        6.875%, 7/01/15                           2,000        2,046,020
Aaa*    Kent Ohio MFHR
        (Silver Meadows Apt Proj)
        GNMA Coll Ser 95 AMT
        7.15%, 12/20/26                           2,000        2,113,880
NR      Mahoning Valley Sanitary
        Dist Oblig Ser 94
        7.75%, 5/15/14                            2,500        2,586,925
Baa3*   Ohio Air Quality Dev Auth
        (Columbus Southern Pwr) PCR Ser 85B
        6.25%, 12/01/20                           2,400        2,409,696
AAA     Ohio Air Quality Dev Auth
        (JMG Funding/Ohio Pwr)
        AMBAC Ser 94B AMT
        6.375%, 4/01/29                           2,150        2,247,739
AA-     Ohio Air Quality Dev Auth PCR
        (Dayton Pwr & Light) Ser 92B
        6.40%, 8/15/27                            2,100        2,187,906
AAA     Ohio Capital Corp Sec 8
        Assist MBIA FHA Ser 95E
        6.35%, 1/01/22                            1,965        1,991,547
Aa*     Ohio Hsg Fin Agy Mtg FHA
        (Insured Bridgeview Villas II)
        MFHR AMT
        6.45%, 12/01/33                           1,965        1,994,691
AAA     Ohio Hsg Fin Agy Residential Mtg SFMR
        GNMA Coll Ser 94 B2 AMT
        6.70%, 3/01/25                            5,885        6,047,367
A       Ohio St Wtr Dev Auth Solid
        Waste Disposal
        (North Star BHP - Broken Hill) AMT
        6.45%, 9/01/20                            1,125        1,155,049
AA-     Ohio Turnpike Commission
        Turnpike Rev Ser 94A
        5.75%, 2/15/24                            1,450        1,438,023
Aa3*    Toledo-Lucas Cnty Port Auth
        (Cargill Inc Proj)
        5.90%, 12/01/15                           2,360        2,394,905

        TOTAL INVESTMENTS-98.8%
          (cost $47,002,761)                                  48,017,162
        Other assets less liabilities-1.2%                       573,400

        NET ASSETS-100%                                      $48,590,562


#  Unaudited
*  Moody's Rating.

   See Glossary of Terms on page 17.
   See notes to financial statements.


15



PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                       PRINCIPAL
& POOR'S                                         AMOUNT
RATINGS#                                          (000)          VALUE
-------------------------------------------------------------------------
        MUNICIPAL BONDS-97.4%
        PENNSYLVANIA-94.5%
AAA     Allegheny Cnty Arpt Rev
        (Pittsburgh Int'l) FSA Ser 92B AMT
        6.625%, 1/01/22                          $3,020      $ 3,212,374
AAA     Berks Cnty GO FGIC Ser 92
        Zero Coupon, 11/15/18                     6,000        1,658,220
A-      Bradford Cnty IDA Solid Waste Disposal
        (Int'l Paper) Ser 95A AMT
        6.60%, 3/01/19                            2,500        2,587,300
A-      Bradford Cnty IDA Solid Waste
        Disposal (Int'l Paper) Ser 95B AMT
        5.90%, 12/01/19                           5,620        5,467,417
A-      Cambria Twnship Ind Wtr
        Auth Rev Ser 93A AMT
        6.00%, 12/01/12                           3,100        3,215,816
A       New Morgan IDA Solid Waste Disp Rev
        (New Morgan Landfill Co Inc PJ)
        Ser 94 AMT
        6.50%, 4/01/19                            3,125        3,225,406
BBB-    Pennsylvania Econ Dev Fin Auth
        (Macmillan Bloedel Clarion Proj)
        Ser 95 AMT
        7.60%, 12/01/20                           5,000        5,536,500
BBB+    Pennsylvania Econ Dev Auth
        Wastewater Rev
        (Sun Company) Ser 94A AMT
        7.60%, 12/01/24                           5,000        5,564,550
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 94 41B AMT
        6.65%, 4/01/25                            5,000        5,095,000
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 92 35D
        8.414%, 4/01/25(a)                        7,500        7,266,675
AAA     Pennsylvania Higher Ed
        Student Loan AMBAC Ser 88D AMT
        6.05%, 1/01/19                            3,200        3,227,712
AAA     Pennsylvania Turnpike
        Commission Oil Franchise
        Tax Rev Ser 94A AMBAC
        6.00%, 12/01/19                           3,000        3,089,400
AAA     Philadelphia Airport
        System Rev Ser 95A AMBAC AMT
        6.10%, 6/15/25                            3,175        3,227,007
A-      Philadelphia Hosp Rev
        (Temple Univ) Ser 93A
        6.625%, 11/15/23                          3,100        3,158,032
AA      Potter Cnty Hosp Auth Rev
        (Charles Cole Memorial Hosp)
        Asset Guaranty Ser 96
        6.05%, 8/01/24                            3,190        3,200,368
BBB+    Warren Cnty Hosp Rev
        (Warren Gen Hosp Proj) Ser 94B
        7.00%, 4/01/19                            2,200        2,283,314
AAA     Westmoreland Cnty GO FGIC Ser 93C
        Zero Coupon, 8/15/17                      3,160          939,152
                                                             ------------
                                                              61,954,243

        PUERTO RICO-2.9%
BB+     Puerto Rico Port Auth Rev Spec Fac
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26                            1,845        1,866,125

        TOTAL INVESTMENTS-97.4%
          (cost $62,215,579)                                  63,820,368
        Other assets less liabilities-2.6%                     1,719,430

        NET ASSETS-100%                                      $65,539,798


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.
     See notes to financial statements.


16



VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS#                                         (000)           VALUE
-------------------------------------------------------------------------
        VIRGINIA MUNICIPAL BONDS-97.7%
Aa3*    Chesapeake Ind Dev Auth IDR
        (Cargill Inc Proj) Ser 93
        5.875%, 3/01/13                          $  295      $   301,027
A+      Gile Cnty IDR (Hoechst Celanese)
        Ser 96 AMT
        6.45%, 5/01/26                              300          308,607
AA      Henrico Cnty IDR
        (Henrico Cnty Reg Jail) Ser 94
        7.125%, 8/01/21                             265          300,849
AAA     Loudon Cnty IDR Hosp Rev
        (Loudon Hospital Ctr) FSA Ser 95
        5.80%, 6/1/20                               300          301,629
AAA     Metro Airports Auth Airport MBIA Rev
        Ser 94A AMT
        5.75%, 10/01/20                             320          313,475
AAA     Newport News IDA (Mennowood Cmntys)
        MFHR Ser 96A GNMA
        6.25%, 8/01/36                              580          585,029
A*      Prince William Cnty IDA Hosp
        Rev (Potomac Hosp Group) Ser 95
        6.75%, 10/01/15                             290          306,843
AAA     Richmond Metro Auth
        Expwy Rev FGIC Ser 92B
        6.25%, 7/15/22                              300          310,032
NR      Staunton IDA Ed Fac
        (Mary Baldwin College) Ser 96
        6.75%, 11/01/21                           1,145        1,146,786
AAA     Suffolk Redev & Hsg Auth MFHR
        (Prince William Commons) FNMA
        Ser 95A AMT
        6.50%, 6/01/29                              600          609,000
AA      Virginia Beach Hlth Care
        Hosp Rev (Sentara Bayside)
        6.30%, 11/01/21                             300          307,191
AA      Virginia College Bldg Auth Ed Fac Rev
        (Washington & Lee)
        5.80%, 1/01/24                              315          312,408
AA+     Virginia Hsg Dev Auth SFMR
        (Commonwealth Mtg) Ser 94G AMT
        7.125%, 7/01/22                             850          878,883
AA      Virginia Resources Auth Swr Rev
        (Hopewell Regl Waste Wtr) Ser 95A AMT
        6.00%, 10/01/25                             310          313,227

        TOTAL INVESTMENTS-97.7%
          (cost $6,232,452)                                    6,294,986
        Other assets less liabilities-2.3%                       146,795

        NET ASSETS-100%                                       $6,441,781


#  Unaudited
*  Moody's Rating.

   Glossary Of Terms
   AMBAC  American Municipal Bond Assurance Corporation
   AMT    Alternative Minimum Tax - Subject to
   CGIC   Capital Guaranty Insurance Company
   FGIC   Financial Guaranty Insurance Company
   FHA    Federal Housing Administration
   FNMA   Federal National Mortgage Association
   FSA    Financial Security Assurance, Inc.
   GNMA   Government National Mortgage Association
   GO     General Obligation
   IDA    Industrial Development Authority
   IDR    Industrial Development Revenue
   MBIA   Municipal Bond Investors Assurance
   MFHR   Multi-Family Housing Revenue
   PCR    Pollution Control Revenue
   SFMR   Single Family Mortgage Revenue
   VRDN   Variable Rate Demand Note


   See notes to financial statements.


17



STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                          ARIZONA        FLORIDA     MASSACHUSETTS
                                                       ------------   ------------   -------------
ASSETS
Investment in securities, at value (cost:
$11,357,729, $68,003,822, $10,886,836, $12,980,092,
$17,075,505, $73,595,291, $47,002,761, $62,215,579,
$6,232,452, respectively)                              $11,607,257    $69,143,648    $11,133,791
Cash                                                            -0-            -0-         6,227
Receivable for investment securities sold                       -0-            -0-        15,528
Interest receivable                                        189,438      1,178,550        169,091
Receivable due from Adviser                                127,559            304        119,545
Receivable for shares of beneficial interest sold           72,461        233,628          4,850
Other assets                                                23,769         25,341         17,756
Total assets                                            12,020,484     70,581,471     11,466,788

LIABILITIES
Due to custodian                                           135,775        255,212             -0-
Payable for investment securities purchased              1,500,000      3,300,000             -0-
Dividends payable                                           14,548         92,663         16,389
Payable for shares of beneficial interest redeemed           7,433        202,177             -0-
Distribution fee payable                                     5,680         46,104          7,381
Advisory fee payable                                            -0-            -0-            -0-
Accrued expenses and other liabilities                      39,259         32,506         34,980
Total liabilities                                        1,702,695      3,928,662         58,750

NETASSETS                                              $10,317,789    $66,652,809    $11,408,038

COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                  $     9,993    $    68,455    $    10,521
Additional paid-in capital                              10,069,786     71,949,865     10,958,066
Distributions in excess of net investment income           (14,548)       (92,663)       (16,389)
Accumulated net realized gain (loss) on investments          3,030     (6,412,674)       208,885
Net unrealized appreciation of investments                 249,528      1,139,826        246,955
                                                       $10,317,789    $66,652,809    $11,408,038

CLASS A SHARES
Net assets                                             $ 4,409,048    $14,296,967    $ 3,211,330


Shares of beneficial interest outstanding                  427,051      1,469,256        295,976

CLASS B SHARES
Net assets                                             $ 5,198,677    $22,234,840    $ 3,683,265
Shares of beneficial interest outstanding                  503,513      2,283,350        339,774

CLASS C SHARES
Net assets                                             $   710,064    $30,121,002    $ 4,513,443
Shares of beneficial interest outstanding                   68,776      3,092,885        416,382


CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share              $10.32         $ 9.73         $10.85
Sales charge--4.25% of public offering price                   .46            .43            .48
Maximum offering price                                      $10.78         $10.16         $11.33

CLASS B SHARES
Net asset value and offering price per share                $10.32         $ 9.74         $10.84

CLASS C SHARES
Net asset value and offering price per share                $10.32         $ 9.74         $10.84


See NOTES TO FINANCIAL STATEMENTS.


18


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

      MICHIGAN      MINNESOTA     NEW JERSEY        OHIO       PENNSYLVANIA     VIRGINIA
   ------------   ------------   ------------   ------------   ------------   ------------
   $13,277,532    $17,549,988    $75,887,094    $48,017,162    $63,820,368     $6,294,986
     1,627,652             -0-            -0-            -0-        73,177         87,802
        25,416        250,362             -0-            -0-       115,000      1,000,000
       222,861        230,681      1,490,543        653,688      1,474,732         98,053
        88,077         93,024             -0-         9,546             -0-       130,244
        12,944         10,291         55,962        210,595        332,455          2,227
        13,660         23,895         23,895         24,985         32,432         15,168
    15,268,142     18,158,241     77,457,494     48,915,976     65,848,164      7,628,480


            -0-        71,666         19,218        139,378             -0-            -0-
     1,585,000             -0-            -0-            -0-            -0-     1,145,000
        18,985         24,987        101,587         65,846         78,234          8,785
         4,047          8,500         32,683         49,348        157,038          1,094
         7,515         12,873         54,037         36,094         38,770          3,705
            -0-            -0-         8,179             -0-         4,904             -0-
        36,337         31,225         43,891         34,748         29,420         28,115
     1,651,884        149,251        259,595        325,414        308,366      1,186,699

   $13,616,258    $18,008,990    $77,197,899    $48,590,562    $65,539,798     $6,441,781


   $    13,454    $    18,799    $    79,416    $    50,559    $    66,489     $    6,091
    13,195,320     19,233,242     80,557,528     51,665,618     66,764,639      6,216,982
       (18,985)       (24,987)      (101,587)       (65,846)       (78,234)        (8,785)
       129,029     (1,692,547)    (5,629,261)    (4,074,170)    (2,817,885)       164,959
       297,440        474,483      2,291,803      1,014,401      1,604,789         62,534
   $13,616,258    $18,008,990    $77,197,899    $48,590,562    $65,539,798     $6,441,781


   $ 6,122,712    $ 3,165,062    $15,520,265    $ 6,054,197    $21,103,652     $2,455,452
       605,047        330,400      1,597,418        630,134      2,142,109        232,136


   $ 3,553,160    $ 8,291,382    $39,098,854    $25,333,901    $30,439,872     $3,344,483
       351,119        865,489      4,021,823      2,635,922      3,087,401        316,301


   $ 3,940,386    $ 6,552,546    $22,578,780    $17,202,464    $13,996,274     $  641,846
       389,225        683,989      2,322,310      1,789,800      1,419,394         60,706


        $10.12         $ 9.58         $ 9.72         $ 9.61         $ 9.85         $10.58
           .45            .43            .43            .43            .44            .47
        $10.57         $10.01         $10.15         $10.04         $10.29         $11.05


        $10.12         $ 9.58         $ 9.72         $ 9.61         $ 9.86         $10.57


        $10.12         $ 9.58         $ 9.72         $ 9.61         $ 9.86         $10.57


19

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1996                 ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                           ARIZONA       FLORIDA     MASSACHUSETTS
                                                         ----------   ------------   -------------
INVESTMENT INCOME
Interest                                                 $ 485,267     $4,071,070      $ 568,876

EXPENSES
Advisory fee                                                49,708        407,810         57,179
Distribution fee - Class A                                   9,777         39,668          6,772
Distribution fee - Class B                                  41,509        220,314         26,336
Distribution fee - Class C                                   5,434        299,957         42,578
Custodian                                                   78,110         90,644         76,475
Administrative                                              55,000         55,000         55,000
Audit & legal                                               37,673         42,034         32,578
Transfer agency                                             26,631         42,984         21,952
Amortization of organizational expenses                      8,945         14,702          7,152
Printing                                                     4,423          9,377          2,400
Registration                                                 3,351          1,263          3,454
Trustees' fees                                               2,400          2,400          2,400
Taxes                                                          706            728            454
Miscellaneous                                                3,496          3,836          1,631
Total expenses                                             327,163      1,230,717        336,361
Less: expenses waived and assumed by Adviser(see Note B)  (232,267)      (393,096)      (231,724)
Net expenses                                                94,896        837,621        104,637
Net investment income                                      390,371      3,233,449        464,239

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                            45,864      1,662,326        227,868
Net change in unrealized appreciation of investments        83,969       (590,349)       132,436
Net gain on investments                                    129,833      1,071,977        360,304

NET INCREASE IN NET ASSETS FROM OPERATIONS                $520,204     $4,305,426       $824,543


See notes to financial statements.


20



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

 MICHIGAN     MINNESOTA    NEW JERSEY        OHIO     PENNSYLVANIA    VIRGINIA
----------  ------------  ------------  ------------  ------------  -----------
$ 739,899    $1,104,954    $4,530,076    $2,927,127    $3,509,673    $ 289,222


   74,987       110,574       465,371       293,946       343,048       29,790
   16,462         8,515        42,673        15,933        30,938        6,461
   30,299        79,160       378,156       237,212       298,967       21,264
   34,819        69,382       224,193       179,991       146,783        4,865
   80,270        79,655        99,591        89,845        85,365       78,179
   55,000        55,000        55,000        55,000        55,000       55,000
   36,261        38,274        40,933        35,936        38,359       28,129
   28,197        22,024        68,753        47,038        59,702       24,482
    5,709        13,860        13,860        14,490        18,801        5,743
    3,235         6,670        20,719         8,420        21,162        2,730
    6,592         1,072         6,117         2,317           562        2,538
    2,400         2,400         2,400         2,400         2,400        2,400
      697           732           671           732           304          732
    3,901         2,471         5,792         1,471         6,200        2,945
  378,829       489,789     1,424,229       984,731     1,107,591      265,258
 (218,064)     (258,598)     (388,236)     (339,662)     (243,699)    (215,034)
  160,765       231,191     1,035,993       645,069       863,892       50,224
  579,134       873,763     3,494,083     2,282,058     2,645,781      238,998


  310,017       566,704       926,101     1,554,258     1,880,108      180,231
  (40,072)     (399,102)     (334,852)   (1,132,174)     (602,626)     (28,212)
  269,945       167,602       591,249       422,084     1,277,482      152,019

$ 849,079    $1,041,365    $4,085,332    $2,704,142    $3,923,263    $ 391,017


21



STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

<CAPTION
                                                ARIZONA                       FLORIDA                   MASSACHUSETTS
                                     ----------------------------  ----------------------------  ----------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                          1996           1995          1996           1995           1996           1995
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $   390,371    $   230,706    $ 3,233,449    $ 3,383,708    $   464,239    $   171,242
  Net realized gain (loss) on
    investments                           45,864         37,377      1,662,326     (1,403,139)       227,868         42,515
  Net change in unrealized
    appreciation (depreciation)
    of investments                        83,969        209,846       (590,349)     5,767,509        132,436        130,631
  Net increase in net assets from
    operations                           520,204        477,929      4,305,426      7,748,078        824,543        344,388

DIVIDENDSAND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                             (172,713)       (95,444)      (732,184)      (574,240)      (125,448)       (51,642)
    Class B                             (192,483)      (113,965)    (1,058,719)    (1,000,470)      (129,553)       (44,254)
    Class C                              (25,175)       (21,297)    (1,442,546)    (1,808,998)      (209,238)       (75,346)
  Distributions in excess of net
    investment income
    Class A                              (10,334)        (2,415)       (14,102)        (3,384)       (3,990)        (3,443)
    Class B                              (11,517)        (2,883)       (20,392)        (5,895)        (4,120)        (2,950)
    Class C                               (1,507)          (539)       (27,785)       (10,659)        (6,654)        (5,024)
  Net realized gain on investments
    Class A                              (18,449)            -0-            -0-            -0-       (12,500)           -0-
    Class B                              (25,982)            -0-            -0-            -0-       (13,699)           -0-
    Class C                               (3,713)            -0-            -0-            -0-       (30,280)           -0-

TRANSACTIONS INSHARESOF BENEFICIAL
INTEREST
  Net increase (decrease)              4,233,239      2,692,697      2,240,362     (9,621,625)     5,472,421      3,420,458
  Total increase (decrease)            4,291,570      2,934,083      3,250,060     (5,277,193)     5,761,482      3,582,187

NET ASSETS
  Beginning of year                    6,026,219      3,092,136     63,402,749     68,679,942      5,646,556      2,064,369
  End of year                        $10,317,789     $6,026,219    $66,652,809    $63,402,749    $11,408,038     $5,646,556


See notes to financial statements.


22



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                MICHIGAN                     MINNESOTA                    NEW JERSEY
                                     ----------------------------  ----------------------------  ----------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                          1996           1995           1996           1995           1996           1995
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $   579,134    $   378,382    $   873,763    $   850,853    $ 3,494,083    $ 3,306,560
  Net realized gain (loss) on
    investments                          310,017        126,954        566,704     (1,158,947)       926,101     (1,275,992)
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (40,072)       489,511       (399,102)     1,686,335       (334,852)     5,130,792
  Net increase in net assets from
    operations                           849,079        994,847      1,041,365      1,378,241      4,085,332      7,161,360

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                             (284,490)      (171,195)      (157,583)      (132,290)      (747,181)      (594,213)
    Class B                             (137,182)       (90,481)      (381,606)      (319,841)    (1,724,184)    (1,568,929)
    Class C                             (157,462)      (116,706)      (334,574)      (398,722)    (1,022,718)    (1,143,418)
  Distributions in excess of net
  investment income
    Class A                              (16,370)       (14,065)        (6,547)        (5,501)       (53,494)       (14,954)
    Class B                               (7,894)        (7,434)       (15,854)       (13,299)      (123,442)       (39,484)
    Class C                               (9,061)        (9,588)       (13,899)       (16,579)       (73,220)       (28,776)
  Net realized gain on investments
    Class A                              (83,366)            -0-            -0-            -0-            -0-            -0-
    Class B                              (44,698)            -0-            -0-            -0-            -0-            -0-
    Class C                              (49,542)            -0-            -0-            -0-            -0-            -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)              3,089,421      2,909,212        860,087     (1,238,319)     9,294,813     (2,398,032)
  Total increase (decrease)            3,148,435      3,494,590        991,389       (746,310)     9,635,906      1,373,554

NET ASSETS
  Beginning of year                   10,467,823      6,973,233     17,017,601     17,763,911     67,561,993     66,188,439
  End of year                        $13,616,258    $10,467,823    $18,008,990    $17,017,601    $77,197,899    $67,561,993


See notes to financial statements.


23



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                  OHIO                     PENNSYLVANIA                     VIRGINIA
                                     ----------------------------  ----------------------------  ----------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                         1996           1995           1996           1995           1996           1995
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $ 2,282,058    $ 2,328,229    $ 2,645,781    $ 2,580,960     $  238,998     $  112,959
  Net realized gain (loss) on
  investments                          1,554,258     (2,332,469)     1,880,108     (1,548,029)       180,231         17,096
  Net change in unrealized
  appreciation (depreciation) of
  investments                         (1,132,174)     4,348,549       (602,626)     3,927,440        (28,212)       132,592
  Net increase in net assets from
  operations                           2,704,142      4,344,309      3,923,263      4,960,371        391,017        262,647

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                             (291,324)      (184,425)      (555,739)      (465,490)      (115,677)       (72,700)
    Class B                           (1,131,284)    (1,041,482)    (1,401,785)    (1,330,120)      (100,364)       (36,282)
    Class C                             (859,450)    (1,102,322)      (688,257)      (785,350)       (22,957)        (3,977)
  Distributions in excess of net
  investment income
    Class A                               (9,978)        (3,226)       (33,335)       (16,051)          (902)        (2,164)
    Class B                              (38,746)       (18,217)       (84,082)       (45,868)          (783)        (1,080)
    Class C                              (29,435)       (19,282)       (41,283)       (27,082)          (179)          (119)
  Net realized gain on investments
    Class A                                   -0-            -0-            -0-            -0-       (15,668)            -0-
    Class B                                   -0-            -0-            -0-            -0-       (10,549)            -0-
    Class C                                   -0-            -0-            -0-            -0-        (1,013)            -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)              3,381,831     (6,481,382)    12,089,059       (941,588)     3,148,417      1,509,328
  Total increase (decrease)            3,725,756     (4,506,027)    13,207,841      1,348,822      3,271,342      1,655,653

NET ASSETS
  Beginning of year                   44,864,806     49,370,833     52,331,957     50,983,135      3,170,439      1,514,786
  End of year                        $48,590,562    $44,864,806    $65,539,798    $52,331,957     $6,441,781     $3,170,439


See notes to financial statements.


24



NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

If market quotations are not readily available from such pricing service, a municipal security is valued by appraisal at its fair value as determined in good faith by the Fund's Adviser, Alliance Capital Management, L.P., under procedures established by the Fund's Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $68,000 for the Minnesota, $68,000 for the New Jersey, $87,200 for the Pennsylvania, $71,000 for the Ohio, and $72,000 for the Florida Portfolios have been deferred and are being amortized on a straight-line basis through June, 1998. Organization expenses of approximately $25,550 for the Michigan, $31,450 for the Massachusetts, $27,200 for the Virginia and $41,750 for the Arizona Portfolios have been deferred and are being amortized on a straight-line basis through February, March, April and June, 1999, respectively.

3. TAXES
It is the intention of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund amortizes premium and accrues original issue discount and market discount as adjustments to interest income. The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.


25



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

6. RECLASSIFICATION OF COMPONENTS OF NET ASSETS
The following represent reclassifications of components of net assets at September 30, 1996. These reclassifications were the result of permanent book-to-tax differences resulting from distributions in excess of net tax-exempt income. These reclassifications had no effect on net investment income, net realized gains or net assets.

                                 DISTRIBUTIONS
                                  IN EXCESS OF
                                 NET INVESTMENT         PAID-IN
                                     INCOME             CAPITAL
                                 --------------       -----------
Arizona Portfolio                   $ 13,514           $ (13,514)
Florida Portfolio                     (9,097)              9,097
Massachusetts Portfolio                8,448              (8,448)
Michigan Portfolio                    26,270             (26,270)
Minnesota Portfolio                   33,864             (33,864)
New Jersey Portfolio                 229,968            (229,968)
Ohio Portfolio                        52,009             (52,009)
Pennsylvania Portfolio               141,453            (141,453)
Virginia Portfolio                    (3,687)              3,687


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed, under the terms of the investment advisory agreement, to reimburse the Fund to the extent that the expenses of each of its Portfolios (exclusive of interest, taxes, brokerage, distribution fees, and extraordinary expenses) exceed the limits prescribed by any state in which that Portfolio's shares are qualified for sale. No such reimbursement was required for the year ended September 30, 1996. For the year ended September 30, 1996 the Adviser voluntarily agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were:
Arizona Portfolio, $49,708; Florida Portfolio, $338,096; Massachusetts Portfolio, $57,179; Michigan Portfolio, $74,987; Minnesota Portfolio, $110,574; New Jersey Portfolio, $333,236; Ohio Portfolio, $284,662; Pennsylvania Portfolio, $188,699; and Virginia Portfolio $29,790.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the year ended September 30, 1996, the Adviser voluntarily agreed to waive its fees for such services. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to $127,559 for the Arizona Portfolio, $119,545 for the Massachusetts Portfolio, $88,077 for the Michigan Portfolio, $93,024 for the Minnesota Portfolio and $130,244 for the Virginia Portfolio. There was no such reimbursement for the Florida Portfolio, New Jersey Portfolio, Ohio Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to $18,000 for the Arizona Portfolio, $23,097 for the Florida Portfolio, $18,000 for the Massachusetts Portfolio, $18,000 for the Michigan Portfolio, $18,000 for the Minnesota Portfolio, $35,824 for the New Jersey Portfolio, $23,506 for the Ohio Portfolio, $33,765 for the Pennsylvania Portfolio and $18,000 for the Virginia Portfolio.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of each respective Portfolio's Class A shares for the year ended September 30, 1996 were: Arizona Portfolio, $5,723; Florida Portfolio, $3,343; Massachusetts Portfolio, $1,752; Michigan Portfolio, $2,655; Minnesota Portfolio, $1,328; New Jersey Portfolio, $5,362; Ohio Portfolio, $1,889; Pennsylvania Portfolio, $3,474; and Virginia Portfolio, $1,756. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the same period were: Arizona Portfolio, $1,046; Florida Portfolio, $18,913; Massachusetts Portfolio, $646; Michigan Portfolio, $1,731; Minnesota Portfolio, $8,339; New Jersey Portfolio,


26



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

$18,319; Ohio Portfolio, $16,155; Pennsylvania Portfolio, $17,552; and Virginia Portfolio, $4,678. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the period from July 1, 1996 to September 30, 1996 were: Arizona Portfolio $300 and Minnesota Portfolio, $102. The remaining portfolios had no contingent deferred sales charges.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C shares. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to the Class B and Class C shares, respectively. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                  CLASS B         CLASS C
----------------         -----------      ---------
Arizona                  $  574,137       $102,785
Florida                     875,269        884,271
Massachusetts               461,771        430,278
Michigan                    439,303        513,896
Minnesota                   822,187        533,757
New Jersey                1,664,772        550,787
Ohio                      1,216,859        641,860
Pennsylvania              1,173,017        559,425
Virginia                    575,512        113,956

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. Government Securities) for the year ended September 30, 1996, were as follows:

PORTFOLIO                PURCHASES          SALES
-----------------      -------------   -------------
Arizona                $ 25,368,340    $ 19,766,228
Florida                 162,249,770     156,789,544
Massachusetts            27,696,886      22,429,953
Michigan                 31,236,603      28,803,919
Minnesota                35,581,369      34,836,811
New Jersey              106,542,353      97,805,714
Ohio                     88,046,558      85,620,708
Pennsylvania            113,821,558     102,923,418
Virginia                 17,237,550      14,186,400


NOTE E: TAXES
For Federal income tax purposes at September 30, 1996, the Fund had capital loss carryforwards for the following Portfolios: $7,679 expiring in 2002, $5,261,150 expiring in 2003, $349,704 expiring 2004, for New Jersey Portfolio; $6,340,331 expiring in 2003, for Florida Portfolio; $3,714,202 expiring in 2003, $331,999 expiring in 2004, for Ohio Portfolio; $2,750,115 expiring in 2003, for Pennsylvania Portfolio; and $1,185,373 expiring in 2003, $492,981 expiring in 2004, for Minnesota Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. None of the portfolios had post October losses.


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

At September 30, 1996, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:

                                       GROSS           GROSS            NET
                                    UNREALIZED      UNREALIZED      UNREALIZED
PORTFOLIO            TAX COST      APPRECIATION   (DEPRECIATION)   APPRECIATION
---------------    ------------    ------------   --------------   ------------
Arizona            $11,364,695      $  249,528      $  (6,966)      $  242,562
Florida             68,072,493       1,202,395       (131,240)       1,071,155
Massachusetts       10,899,871         253,991        (20,071)         233,920
Michigan            12,982,500         297,997         (2,965)         295,032
Minnesota           17,090,203         483,036        (23,251)         459,785
New Jersey          73,615,836       2,461,095       (189,837)       2,271,258
Ohio                47,015,331       1,038,715        (36,884)       1,001,831
Pennsylvania        62,274,328       1,654,574       (108,534)       1,546,040
Virginia            62,232,452          68,872         (6,338)          62,534


NOTE F: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
ARIZONA PORTFOLIO    SEP. 30,1996  SEP. 30,1995    SEP. 30,1996    SEP. 30,1996
-------------------  ------------  ------------  --------------   -------------
CLASS A
Shares sold              245,077       179,031      $2,497,924      $1,777,357
Shares issued in
  reinvestment of
  dividends and
  distributions            7,348         4,255          75,448          42,481
Shares converted
  from Class B             8,585            -0-         85,589              -0-
Shares redeemed          (65,056)      (47,391)       (660,264)       (477,515)
Net increase             195,954       135,895      $1,998,697      $1,342,323

CLASS B
Shares sold              222,576       161,670      $2,277,718      $1,621,211
Shares issued in
  reinvestment of
  dividends and
  distributions            9,322         5,382          95,597          53,513
Shares converted
  to Class A              (8,585)           -0-        (85,589)             -0-
Shares redeemed          (27,452)      (31,136)       (280,976)       (312,965)
Net increase             195,861       135,916      $2,006,750      $1,361,759

CLASS C
Shares sold               44,293        70,824      $  451,216      $  699,946
Shares issued in
  reinvestment of
  dividends and
  distributions            2,349         2,011          24,160          19,819
Shares redeemed          (24,564)      (75,752)       (247,584)       (731,150)
Net increase(decrease)    22,078        (2,917)     $  227,792      $  (11,385)


28



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
FLORIDA PORTFOLIO    SEP. 30,1996  SEP. 30,1995    SEP. 30,1996    SEP. 30,1995
-------------------  ------------  ------------  --------------   -------------
Shares sold              519,985       509,383     $ 5,045,697    $  4,618,993
Shares issued in
  reinvestment of
  dividends               29,497        28,075         286,857         254,915
Shares converted
  from Class B            22,916            -0-        219,737              -0-
Shares redeemed         (351,639)     (214,506)     (3,406,503)     (1,942,117)
Net increase             220,759       322,952     $ 2,145,788    $  2,931,791

CLASS B
Shares sold              649,530       692,583     $ 6,337,001    $  6,210,101
Shares issued in
  reinvestment of
  dividends               44,597        52,413         434,054         473,711
Shares converted
  to Class A             (22,916)           -0-       (219,737)             -0-
Shares redeemed         (544,509)     (618,576)     (5,277,524)     (5,601,581)
Net increase             126,702       126,420     $ 1,273,794    $  1,082,231

CLASS C
Shares sold              594,748       602,179     $ 5,803,084    $  5,420,341
Shares issued in
  reinvestment of
  dividends               85,081        89,459         834,227         826,873
Shares redeemed         (800,351)   (2,248,394)     (7,816,531)    (19,882,861)
Net decrease            (120,522)   (1,556,756)    $(1,179,220)   $(13,635,647)



                                  SHARES                       AMOUNT
                         --------------------------  --------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
MASSACHUSETTS PORTFOLIO  SEP. 30,1996  SEP. 30,1995  SEP. 30,1996  SEP. 30,1995
-----------------------  ------------  ------------  ------------  ------------
Shares sold                 172,711        84,385    $ 1,833,733    $  846,860
Shares issued in
  reinvestment of
  dividends and
  distributions               4,244         1,677         45,329        16,995
Shares redeemed              (8,362)      (14,517)       (89,000)     (147,082)
Net increase                168,593        71,545    $ 1,790,062    $  716,773

CLASS B
Shares sold                 191,547       134,315    $ 2,024,593    $1,379,176
Shares issued in
  reinvestment of
  dividends and
  distributions               5,666         1,760         60,463        17,847
Shares redeemed             (24,584)      (40,636)      (264,300)     (402,150)
Net increase                172,629        95,439    $ 1,820,756    $  994,873

CLASS C
Shares sold                 371,867       212,201    $ 3,967,597    $2,178,365
Shares issued in
  reinvestment of
  dividends and
  distributions              18,527         7,004        197,520        71,499
Shares redeemed            (217,586)      (52,122)    (2,303,514)     (541,052)
Net increase                172,808       167,083    $ 1,861,603    $1,708,812


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                SHARES                         AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
MICHIGAN PORTFOLIO     SEP. 30,1996  SEP. 30,1995   SEP. 30,1996   SEP. 30,1995
-------------------    ------------  ------------  -------------  -------------
Shares sold                101,489       276,931    $ 1,014,340    $ 2,738,565
Shares issued in
  reinvestment of
  dividends and
  distributions             25,151        11,339        255,525        109,493
Shares converted
  from Class B               8,229            -0-        81,522             -0-
Shares redeemed            (40,577)      (41,977)      (412,901)      (385,329)
Net increase                94,292       246,293    $   938,486    $ 2,462,729

CLASS B
Shares sold                159,283       156,377    $ 1,598,649    $ 1,459,362
Shares issued in
  reinvestment of
  dividends and
  distributions              9,868         5,917        100,283         56,625
Shares converted
  to Class A                (8,229)           -0-       (81,522)            -0-
Shares redeemed            (49,958)     (106,263)      (499,250)      (978,875)
Net increase               110,964        56,031    $ 1,118,160    $   537,112

CLASS C
Shares sold                250,006       248,250    $ 2,504,024    $ 2,360,494
Shares issued in
  reinvestment of
  dividends and
  distributions             16,967        10,635        171,824        101,189
Shares redeemed           (163,569)     (270,068)    (1,643,073)    (2,552,312)
Net increase(decrease)     103,404       (11,183)   $ 1,032,775    $   (90,629)



                                 SHARES                         AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
MINNESOTA PORTFOLIO    SEP. 30,1996  SEP. 30,1995   SEP. 30,1996   SEP. 30,1995
-------------------    ------------  ------------  -------------  -------------
Shares sold                 92,916        59,025    $   881,265    $   535,578
Shares issued in
  reinvestment of
  dividends                 12,846        11,459        122,393        105,730
Shares converted
  from Class B                 387            -0-         3,685             -0-
Shares redeemed            (30,018)      (47,539)      (284,383)      (447,134)
Net increase                76,131        22,945    $   722,960    $   194,174

CLASS B
Shares sold                222,829       216,010    $ 2,141,082    $ 1,983,579
Shares issued in
  reinvestment of
  dividends                 28,415        26,096        270,706        240,734
Shares converted
  to Class A                  (387)           -0-        (3,685)            -0-
Shares redeemed           (154,177)     (142,922)    (1,473,158)    (1,290,257)
Net increase                96,680        99,184    $   934,945    $   934,056

CLASS C
Shares sold                123,688        72,048    $ 1,186,392    $   667,481
Shares issued in
  reinvestment of
  dividends                 30,164        37,923        287,651        348,475
Shares redeemed           (238,952)     (373,870)    (2,271,861)    (3,382,505)
Net decrease               (85,100)     (263,899)   $  (797,818)   $(2,366,549)


30



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  SHARES                         AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
NEW JERSEY PORTFOLIO   SEP. 30,1996  SEP. 30,1995   SEP. 30,1996   SEP. 30,1995
--------------------   ------------  ------------  -------------  -------------
CLASS A
Shares sold                625,486       426,481    $ 6,081,158    $ 3,927,489
Shares issued in
  reinvestment of
  dividends                 52,967        44,652        512,440        411,328
Shares converted
  from Class B              10,942            -0-       110,519             -0-
Shares redeemed           (295,089)     (288,408)    (2,850,599)    (2,664,713)
Net increase               394,306       182,725    $ 3,853,518    $ 1,674,104

CLASS B
Shares sold              1,079,052       921,717    $10,515,892    $ 8,533,273
Shares issued in
  reinvestment of
  dividends                109,643       109,495      1,062,642      1,007,537
Shares converted
  to Class A               (10,942)           -0-      (110,519)            -0-
Shares redeemed           (749,409)     (795,035)    (7,256,786)    (7,215,765)
Net increase               428,344       236,177    $ 4,211,229    $ 2,325,045

CLASS C
Shares sold                633,743       260,713    $ 6,162,975    $.2,395,820
Shares issued in
  reinvestment of
  dividends                 78,732        96,647        763,028        885,664
Shares redeemed           (591,207)   (1,074,250)    (5,695,937)    (9,678,665)
Net increase(decrease)     121,268      (716,890)   $ 1,230,066    $(6,397,181)



                                  SHARES                         AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
OHIO PORTFOLIO         SEP. 30,1996  SEP. 30,1995   SEP. 30,1996   SEP. 30,1995
-------------------    ------------  ------------  -------------  -------------
CLASS A
Shares sold                254,120       187,714    $ 2,463,924    $ 1,745,161
Shares issued in
  reinvestment of
  dividends                 20,355        14,798        195,466        136,073
Shares converted
  from Class B               6,776            -0-        64,703             -0-
Shares redeemed            (88,508)      (75,120)      (851,889)      (655,825)
Net increase               192,743       127,392    $ 1,872,204    $ 1,225,409

CLASS B
Shares sold                708,116       418,493    $ 6,793,206    $ 3,836,071
Shares issued in
  reinvestment of
  dividends                 84,542        88,923        813,053        811,788
Shares converted
  to Class A                (6,776)           -0-       (64,703)            -0-
Shares redeemed           (437,800)     (455,507)    (4,210,177)    (4,110,296)
Net increase               348,082        51,909    $ 3,331,379    $   537,563

CLASS C
Shares sold                306,053       184,387    $ 2,943,537    $ 1,674,321
Shares issued in
  reinvestment of
  dividends                 58,817        83,246        566,008        763,381
Shares redeemed           (553,963)   (1,189,899)    (5,331,297)   (10,682,056)

Net decrease              (189,093)     (922,266)   $(1,821,752)   $(8,244,354)


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  SHARES                        AMOUNT
                         --------------------------  --------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
PENNSYLVANIA PORTFOLIO   SEP. 30,1996  SEP. 30,1995  SEP. 30,1996  SEP. 30,1995
----------------------   ------------  ------------  ------------  ------------
CLASS A
Shares sold                1,374,963       300,278   $13,527,078   $ 2,762,892
Shares issued in
  reinvestment of
  dividends                   22,540        29,254       220,725       269,638
Shares converted
  from Class B                48,579            -0-      472,346            -0-
Shares redeemed             (208,292)     (203,919)   (2,034,747)   (1,876,487)
Net increase               1,237,790       125,613   $12,185,402   $ 1,156,043

CLASS B
Shares sold                  533,742       680,168   $ 5,244,693   $ 6,247,762
Shares issued in
  reinvestment of
  dividends                   81,750        91,028       800,878       839,841
Shares converted
  to Class A                 (48,579)           -0-     (472,346)           -0-
Shares redeemed             (440,056)     (603,060)   (4,312,987)   (5,537,065)
Net increase                 126,857       168,136   $ 1,260,238   $ 1,550,538

CLASS C
Shares sold                  325,151       395,768   $ 3,213,975   $ 3,738,239
Shares issued in
  reinvestment of
  dividends                   45,719        56,156       448,507       512,839
Shares redeemed             (511,735)     (873,994)   (5,019,063)   (7,899,247)
Net decrease                (140,865)     (422,070)  $(1,356,581)  $(3,648,169)



                                  SHARES                        AMOUNT
                       --------------------------  ----------------------------
                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
Virginia Portfolio     SEP. 30,1996  SEP. 30,1995   SEP. 30,1996   SEP. 30,1995
-------------------    ------------  ------------  -------------  -------------
CLASS A
Shares sold                 71,182        78,719    $   740,685    $   791,882
Shares issued in
  reinvestment of
  dividends and
  distributions              8,689         6,335         90,991         62,455
Shares converted
  from Class B                 103            -0-         1,094             -0-
Shares redeemed            (28,103)      (33,609)      (294,511)      (331,886)
Net increase                51,871        51,445    $   538,259    $   522,451

CLASS B
Shares sold                226,100        96,151    $ 2,369,231    $   942,868
Shares issued in
  reinvestment of
  dividends and
  distributions              7,632         2,972         79,869         29,586
Shares converted
  to Class A                  (103)           -0-        (1,094)            -0-
Shares redeemed            (33,245)       (6,267)      (345,773)       (58,483)
Net increase               200,384        92,856    $ 2,102,233    $   913,971

CLASS C
Shares sold                 59,047        10,903    $   615,683    $   105,949
Shares issued in
  reinvestment of
  dividends and
  distributions              2,054           306         21,491          3,042
Shares redeemed            (12,272)       (3,732)      (129,249)       (36,085)
Net increase                48,829         7,477    $   507,925    $    72,906


32



FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   ARIZONA PORTFOLIO
                                           -----------------------------------------------------------------
                                                      CLASS A                          CLASS B
                                           --------------------------------  -------------------------------
                                                                  JUNE 1,                          JUNE 1,
                                                                  1994(C)                          1994(C)
                                           YEAR ENDED SEP. 30,      TO       YEAR ENDED SEP. 30,     TO
                                           -------------------    SEP. 30,   -------------------   SEP. 30,
                                               1996      1995      1994         1996      1995      1994
                                           ---------  --------  -----------  --------  --------  -----------
Net asset value, beginning of period         $10.29     $9.77    $10.00       $10.29     $9.77    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .55(b)    .56       .20          .47(b)    .49       .18
Net realized and unrealized gain (loss)
  on investments                                .14       .53      (.23)         .14       .53      (.24)
Net increase (decrease) in net asset
  value from operations                         .69      1.09      (.03)         .61      1.02      (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.55)     (.56)     (.20)        (.47)     (.49)     (.17)
Distributions in excess of net
  investment income                            (.03)     (.01)       -0-        (.03)     (.01)       -0-
Distributions from net realized gains          (.08)       -0-       -0-        (.08)       -0-       -0-
Total dividends and distributions              (.66)     (.57)     (.20)        (.58)     (.50)     (.17)
Net asset value, end of period               $10.32    $10.29     $9.77       $10.32    $10.29     $9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                          6.84%    11.56%     (.35)%       6.10%    10.78%     (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $4,409    $2,379      $930       $5,199    $3,166    $1,677
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       .78%      .78%      .78%(e)     1.48%     1.48%     1.48%(e)
  Expenses, before waivers/reimbursements      3.69%     4.88%     7.71%(e)     4.40%     5.58%     8.41%(e)
  Net investment income, net of waivers/
    reimbursements                             5.33%     5.56%     5.82%(e)     4.62%     4.89%     5.13%(e)
Portfolio turnover rate                         244%       85%       81%         244%       85%       81%


                                                         CLASS C
                                         --------------------------------------
                                                                 JUNE 1,1994(C)
                                         YEAR ENDED SEPTEMBER 30,      TO
                                         -----------------------  SEPTEMBER 30,
                                               1996        1995        1994
                                           -----------  ---------  ------------
Net asset value, beginning of period         $10.30      $ 9.77      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .47(b)      .49         .17
Net realized and unrealized gain (loss)
  on investments                                .13         .54        (.23)
Net increase (decrease) in net asset
  value from operations                         .60        1.03        (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.47)       (.49)       (.17)
Distributions in excess of net
  investment income                            (.03)       (.01)         -0-
Distributions from net realized gains          (.08)         -0-         -0-
Total dividends and distributions              (.58)       (.50)       (.17)
Net asset value, end of period               $10.32      $10.30      $ 9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                          6.00%      10.89%       (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $710        $481        $485
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements      1.48%       1.48%       1.48%(e)
  Expenses, before waivers/reimbursements      4.41%       5.58%       8.41%(e)
  Net investment income, net of waivers/
    reimbursements                             4.61%       4.90%       4.70%(e)
Portfolio turnover rate                         244%         85%         81%


See footnote summary on page 47.


33



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                              FLORIDA PORTFOLIO
                                      ---------------------------------------------
                                                                   CLASS A
                                            ----------------------------------------------------
                                                                                 JUNE 25,1993(C)
                                                   YEAR ENDED SEPTEMBER 30,             TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.58        $8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .54(b)       .55          .55          .16
Net realized and unrealized gain (loss)
  on investments                                 .16          .69        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .70         1.24         (.80)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.55)        (.55)        (.16)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.01)          -0-
Total dividends and distributions               (.55)        (.55)        (.56)        (.16)
Net asset value, end of period                 $9.73        $9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           7.45%       14.44%       (8.03)%       4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $14,297      $11,956       $8,227       $4,145
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .73%         .73%         .38%          -0-%(e)
  Expenses, before waivers/reimbursements       1.33%        1.33%        1.27%        1.30%(e)
  Net investment income, net of waivers/
    reimbursements                              5.52%        5.91%        5.70%        5.44%(e)
Portfolio turnover rate                          237%         146%         185%          82%


                                                                   CLASS B
                                            ----------------------------------------------------
                                                                                 JUNE 25,1993(C)
                                                   YEAR ENDED SEPTEMBER 30,             TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.58        $8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .47(b)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investments                                 .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                             (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.01)          -0-
Total dividends and distributions               (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                 $9.74        $9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $22,235      $20,660      $18,048       $9,588
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.03%        2.03%        1.98%        2.00%(e)
  Net investment income, net of waivers/
    reimbursements                              4.81%        5.22%        4.99%        4.74%(e)
Portfolio turnover rate                          237%         146%         185%          82%


See footnote summary on page 47.


34



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                              FLORIDA PORTFOLIO
                                      ---------------------------------------------
                                                                   CLASS C
                                            ----------------------------------------------------
                                                                                 JUNE 25,1993(C)
                                                   YEAR ENDED SEPTEMBER 30,             TO
                                            -------------------------------------  SEPTEMBER 30,
                                                1996         1995         1994         1993
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.58        $8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .47(b)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investments                                 .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                             (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-        (.01)          -0-
Total dividends and distributions               (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                 $9.74        $9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $30,121      $30,787      $42,405      $28,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.02%        2.03%        1.97%        2.00%(e)
  Net investment income, net of waivers/
    reimbursements                              4.81%        5.27%        4.97%        4.74%(e)
Portfolio turnover rate                          237%         146%         185%          82%


See footnote summary on page 47.


35



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   MASSACHUSETTS PORTFOLIO
                                            --------------------------------------------------------------------
                                                        CLASS A                            CLASS B
                                            ---------------------------------  ---------------------------------
                                                                    MARCH 29,                          MARCH 29,
                                                                     1994(C)                           1994(C)
                                             YEAR ENDED SEP. 30,       TO       YEAR ENDED SEP. 30,      TO
                                            --------------------    SEP. 30,   --------------------   SEP. 30,
                                               1996        1995      1994         1996        1995      1994
                                            ----------  --------  -----------  ----------  --------  -----------

Net asset value, beginning of period         $10.50      $10.12    $10.00       $10.49      $10.12    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .60(b)      .58       .31          .52(b)      .52       .27
Net realized and unrealized gain on
  investments                                   .44         .41       .11          .45         .39       .11
Net increase in net asset value from
operations                                     1.04         .99       .42          .97         .91       .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.59)       (.58)     (.30)        (.52)       (.52)     (.26)
Distributions in excess of net investment
  income                                       (.02)       (.03)       -0-        (.02)       (.02)       -0-
Distributions from net realized gains          (.08)         -0-       -0-        (.08)         -0-       -0-
Total dividends and distributions              (.69)       (.61)     (.30)        (.62)       (.54)     (.26)
Net asset value, end of period               $10.85      $10.50    $10.12       $10.84      $10.49    $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                             10.25%      10.19%     4.14%        9.52%       9.32%     3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $3,211      $1,337      $565       $3,683      $1,754      $725
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       .62%        .60%      .60%(e)     1.32%       1.30%     1.30%(e)
  Expenses, before waivers/reimbursements      3.15%       6.44%    13.20%(e)     3.85%       7.14%    13.90%(e)
  Net investment income, net of waivers/
  reimbursements                               5.62%       5.67%     5.98%(e)     4.93%       4.90%     5.13%(e)
Portfolio turnover rate                         246%        155%      146%         246%        155%      146%


                                                        CLASS C
                                           ------------------------------------
                                                                    MARCH 29,
                                            YEAR ENDED SEP. 30,    1994(C) TO
                                           ---------------------  SEPTEMBER 30,
                                               1996        1995        1994
                                           -----------  --------  -------------
Net asset value, beginning of period         $10.49      $10.12      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .52(b)      .52         .25
Net realized and unrealized gainon
  investments                                   .45        .39         .13
Net increase in net asset value from
  operations                                    .97         .91         .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.52)       (.52)       (.26)
Distributions in excess of net
  investment income                            (.02)       (.02)         -0-
Distributions from net realized gains          (.08)         -0-         -0-
Total dividends and distributions              (.62)       (.54)       (.26)
Net asset value, end of period               $10.84      $10.49      $10.12

TOTAL RETURN
Total investment return based on net
  asset value (d)                              9.52%       9.32%       3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $4,514      $2,556        $774
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements      1.31%       1.30%       1.30%(e)
  Expenses, before waivers/reimbursements      3.84%       7.14%      13.90%(e)
  Net investment income, net of waivers/
    reimbursements                             4.88%       4.85%       4.00%(e)
Portfolio turnover rate                         246%        155%        146%


See footnote summary on page 47.


36



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    MICHIGAN PORTFOLIO
                                            --------------------------------------------------------------------
                                                        CLASS A                            CLASS B
                                            ---------------------------------  ---------------------------------
                                                                    FEB. 25,                            FEB. 25,
                                             YEAR ENDED SEP. 30,  1994(C) TO    YEAR ENDED SEP. 30,   1994(C) TO
                                            --------------------    SEP. 30,   --------------------    SEP. 30,
                                               1996        1995      1994         1996        1995      1994
                                            ----------  --------  -----------  ----------  --------  -----------
Net asset value, beginning of period         $10.10      $ 9.35    $10.00       $10.10      $ 9.35    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .52(b)      .52       .33          .45(b)      .45       .29
Net realized and unrealized gain (loss)
  on investments                                .22         .78      (.65)         .22         .78      (.65)
Net increase (decrease) in net asset
  value from
operations                                      .74        1.30      (.32)         .67        1.23      (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.52)       (.52)     (.33)        (.45)       (.45)     (.29)
Distributions in excess of net
  investment income                            (.03)       (.03)       -0-        (.03)       (.03)       -0-
Distributions from net realized gains          (.17)         -0-       -0-        (.17)         -0-       -0-
Total dividends and distributions              (.72)       (.55)     (.33)        (.65)       (.48)     (.29)
Net asset value, end of period               $10.12      $10.10    $ 9.35       $10.12      $10.10    $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                              7.54%      14.40%    (3.24)%       6.80%      13.58%    (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $6,123      $5,158    $2,473       $3,553      $2,424    $1,722
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       .96%       1.36%      .93%(e)     1.66%       2.06%     1.63%(e)
  Expenses, before waivers/reimbursements      2.77%       3.43%     3.97%(e)     3.48%       4.12%     4.67%(e)
  Net investment income, net of waivers/
    reimbursements                             5.21%       5.27%     5.83%(e)     4.51%       4.57%     4.93%(e)
Portfolio turnover rate                         242%        151%      222%         242%        151%      222%


                                                          CLASS C
                                            -----------------------------------
                                                                  FEBRUARY 25,
                                             YEAR ENDED SEP. 30,   1994(C) TO
                                            --------------------  SEPTEMBER 30,
                                               1996        1995        1994
                                            ----------  --------  -------------
Net asset value, beginning of period         $10.10      $ 9.35      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .45(b)      .45         .29
Net realized and unrealized gain (loss)
  on investments                                .22         .78        (.65)
Net increase (decrease) in net asset
  value from operations                         .67        1.23        (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.45)       (.45)       (.29)
Distributions in excess of net
  investment income                            (.03)       (.03)         -0-
Distributions from net realized gains          (.17)         -0-         -0-
Total dividends and distributions              (.65)       (.48)       (.29)
Net asset value, end of period               $10.12      $10.10      $ 9.35

TOTAL RETURN
Total investment return based on
  net asset value (d)                          6.80%      13.58%      (3.65)%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (000'S OMITTED)    $3,940      $2,886      $2,778
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements      1.66%       2.06%       1.63%(e)
  Expenses, before waivers/reimbursements      3.48%       4.13%       4.67%(e)
  Net investment income, net of waivers/
    reimbursements                             4.50%       4.69%       4.92%(e)
Portfolio turnover rate                         242%        151%        222%


See footnote summary on page 47.


37



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             MINNESOTA PORTFOLIO
                                      -----------------------------------------------
                                                                   CLASS A
                                            ------------------------------------------------------
                                                                                        JUNE 25,
                                                      YEAR ENDED SEPTEMBER 30,        1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.49          $9.19       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .53(b)         .53          .55          .15
Net realized and unrealized gain (loss)
  on investments                                 .11            .32        (1.09)         .28
Net increase (decrease) in net asset
  value from operations                          .64            .85         (.54)         .43

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)          (.53)        (.55)        (.15)
Distributions in excess of net
  investment income                             (.02)          (.02)          -0-          -0-
Total dividends and distributions               (.55)          (.55)        (.55)        (.15)
Net asset value, end of period                 $9.58          $9.49       $ 9.19       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               6.95%          9.63%       (5.35)%       4.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,165         $2,414       $2,125         $994
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .72%           .71%         .09%          -0-%(e)
  Expenses, before waivers/reimbursements       2.19%          2.30%        2.12%        1.89%(e)
  Net investment income, net of waivers/
    reimbursements                              5.54%          5.71%        5.71%        5.20%(e)
Portfolio turnover rate                          195%           117%         143%          61%


                                                                    CLASS B
                                            -----------------------------------------------------
                                                                                      JUNE 25,
                                                     YEAR ENDED SEPTEMBER 30,        1993(C) TO
                                            --------------------------------------- SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  ------------
Net asset value, beginning of period           $9.49          $9.18       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)         .46          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .11            .33        (1.10)         .28
Net increase (decrease) in net asset
  value from operations                          .57            .79         (.62)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)          (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.02)          (.02)          -0-          -0-
Total dividends and distributions               (.48)          (.48)        (.48)        (.13)
Net asset value, end of period                 $9.58          $9.49       $ 9.18       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               6.15%          8.90%       (6.15)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,291         $7,299       $6,150       $2,665
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%          1.42%         .80%         .43%(e)
  Expenses, before waivers/reimbursements       2.89%          3.02%        2.83%        2.59%(e)
  Net investment income, net of waivers/
    reimbursements                              4.82%          4.97%        5.00%        4.50%(e)
Portfolio turnover rate                          195%           117%         143%          61%


See footnote summary on page 47.


38



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                               MINNESOTA PORTFOLIO
                                      ----------------------------------------------
                                                                    CLASS C
                                            -----------------------------------------------------
                                                                                      JUNE 25,
                                                     YEAR ENDED SEPTEMBER 30,        1993(C) TO
                                            --------------------------------------- SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  ------------
Net asset value, beginning of period           $9.50          $9.19       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)         .46          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .10            .33        (1.08)         .27
Net increase (decrease) in net asset
  value from operations                          .56            .79         (.60)         .40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)          (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.02)          (.02)          -0-          -0-
Total dividends and distributions               (.48)          (.48)        (.48)        (.13)
Net asset value, end of period                 $9.58          $9.50       $ 9.19       $10.27

TOTAL RETURN
Total investment return based on net
  asset value (d)                               6.03%          8.89%       (5.95)%       4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,553         $7,305       $9,489       $6,697
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.41%          1.41%         .79%         .43%(e)
  Expenses, before waivers/reimbursements       2.88%          3.00%        2.82%        2.59%(e)
  Net investment income, net of waivers/
    reimbursements                              4.82%          5.05%        4.90%        4.50%(e)
Portfolio turnover rate                          195%           117%         143%          61%


See footnote summary on page 47.


39



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             NEW JERSEY PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS A
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.65          $9.07       $10.29       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51(b)         .54          .55          .15
Net realized and unrealized gain (loss)
  on investments                                 .11            .59        (1.22)         .29
Net increase (decrease) in net asset
  value from operations                          .62           1.13         (.67)         .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)          (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                             (.04)          (.01)          -0-          -0-
Total dividends and distributions               (.55)          (.55)        (.55)        (.15)
Net asset value, end of period                 $9.72          $9.65       $ 9.07       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (d)                               6.57%         12.91%       (6.67)%       4.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,520        $11,612       $9,257       $6,679
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .82%           .82%         .20%          -0-%(e)
  Expenses, before waivers/reimbursements       1.35%          1.35%        1.33%        1.29%(e)
  Net investment income, net of waivers/
    reimbursements                              5.26%          5.73%        5.65%        5.37%(e)
Portfolio turnover rate                          132%            86%         171%          47%


                                                                   CLASS B
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.66          $9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .44(b)         .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .10            .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .54           1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)          (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.03)          (.01)          -0-          -0-
Total dividends and distributions               (.48)          (.48)        (.48)        (.13)
Net asset value, end of period                 $9.72          $9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.66%         12.15%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $39,099        $34,695      $30,459      $15,637
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.53%          1.53%         .91%         .63%(e)
  Expenses, before waivers/reimbursements       2.05%          2.06%        2.03%        1.99%(e)
  Net investment income, net of waivers/
    reimbursements                              4.56%          5.03%        4.96%        4.67%(e)
Portfolio turnover rate                          132%            86%         171%          47%


See footnote summary on page 47.


40



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             NEW JERSEY PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS C
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.66          $9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .44(b)         .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .10            .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .54           1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)          (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.03)          (.01)          -0-          -0-
Total dividends and distributions               (.48)          (.48)        (.48)        (.13)
Net asset value, end of period                 $9.72          $9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.66%         12.14%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $22,579        $21,255      $26,472      $21,193
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.52%          1.52%         .90%         .63%(e)
  Expenses, before waivers/reimbursements       2.04%          2.06%        2.02%        1.99%(e)
  Net investment income, net of waivers/
    reimbursements                              4.56%          5.09%        4.93%        4.67%(e)
Portfolio turnover rate                          132%            86%         171%          47%


See footnote summary on page 47.


41



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                               OHIO PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS A
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.53          $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .52(b)         .54          .55          .15
Net realized and unrealized gain (loss)
  on investments                                 .11            .48        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .63           1.02         (.64)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)          (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                             (.02)          (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-        (.01)          -0-
Total dividends and distributions               (.55)          (.55)        (.56)        (.15)
Net asset value, end of period                 $9.61          $9.53       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on net
  asset value (d)                               6.72%         11.63%       (6.44)%       4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $6,054         $4,170       $2,810       $1,050
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%           .75%         .04%          -0-%(e)
  Expenses, before waivers/reimbursements       1.48%          1.51%        1.42%        1.32%(e)
  Net investment income, net of waivers/
    reimbursements                              5.47%          5.74%        5.67%        5.30%(e)
Portfolio turnover rate                          182%           108%         161%          55%


                                                                   CLASS B
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.54          $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)         .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .09            .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .55            .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)          (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.02)          (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-        (.01)          -0-
Total dividends and distributions               (.48)          (.48)        (.49)        (.13)
Net asset value, end of period                 $9.61          $9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.82%         10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,334        $21,821      $20,267       $8,952
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%          1.46%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.18%          2.21%        2.13%        2.02%(e)
  Net investment income, net of waivers/
    reimbursements                              4.77%          5.08%        4.95%        4.60%(e)
Portfolio turnover rate                          182%           108%         161%          55%


See footnote summary on page 47.


42



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                               OHIO PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS C
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.54          $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)         .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .09            .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .55            .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)          (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                             (.02)          (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-        (.01)          -0-
Total dividends and distributions               (.48)          (.48)        (.49)        (.13)
Net asset value, end of period                 $9.61          $9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.82%         10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $17,203        $18,874      $26,294      $19,894
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%          1.45%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.16%          2.20%        2.12%        2.02%(e)
  Net investment income, net of waivers/
    reimbursements                              4.78%          5.14%        4.89%        4.60%(e)
Portfolio turnover rate                          182%           108%         161%          55%


See footnote summary on page 47.


43



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PENNSYLVANIA PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS A
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.64          $9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .49(b)         .54          .56          .16
Net realized and unrealized gain (loss)
  on investments                                 .28            .48        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .77           1.02         (.50)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.53)          (.54)        (.56)        (.16)
Distributions in excess of net
  investment income                             (.03)-         (.02)          -0-          -0-
Distributions from net realized gains             -0-            -0-        (.01)          -0-
Total dividends and distributions               (.56)          (.56)        (.57)        (.16)
Net asset value, end of period                 $9.85          $9.64       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.17%         11.53%       (5.02)%       4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $21,104         $8,721       $7,149       $4,170
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.00%          1.00%         .45%          -0-%(e)
  Expenses, before waivers/reimbursements       1.45%          1.47%        1.46%        1.31%(e)
  Net investment income, net of waivers/
    reimbursements                              5.40%          5.78%        5.73%        5.67%(e)
Portfolio turnover rate                          185%           114%         156%          75%


                                                                   CLASS B
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.65          $9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)         .47          .49          .14
Net realized and unrealized gain (loss)
  on investments                                 .24            .49        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .70            .96         (.57)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)          (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                             (.03)          (.02)          -0-          -0-
Distributions from net realized gains             -0-            -0-        (.01)          -0-
Total dividends and distributions               (.49)          (.49)        (.50)        (.14)
Net asset value, end of period                 $9.86          $9.65       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.38%         10.78%       (5.72)%       3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $30,440        $28,559      $25,637       12,173
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.71%          1.71%        1.16%         .40%(e)
  Expenses, before waivers/reimbursements       2.15%          2.17%        2.16%        2.01%(e)
  Net investment income, net of waivers/
    reimbursements                              4.69%          5.09%        5.01%        4.97%(e)
Portfolio turnover rate                          185%           114%         156%          75%


See footnote summary on page 47.


44



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PENNSYLVANIA PORTFOLIO
                                            ------------------------------------------------------
                                                                   CLASS C
                                            ------------------------------------------------------
                                                                                       JUNE 25,
                                                    YEAR ENDED SEPTEMBER 30,          1993(C) TO
                                            ---------------------------------------  SEPTEMBER 30,
                                                1996           1995         1994         1993
                                            -------------  -----------  -----------  -------------
Net asset value, beginning of period           $9.65          $9.18       $10.24       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)         .47          .49          .14
Net realized and unrealized gain (loss)
  on investments                                 .24            .49        (1.05)         .24
Net increase (decrease) in net asset
  value from operations                          .70            .96         (.56)         .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)          (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                             (.03)          (.02)          -0-          -0-
Distributions from net realized gains             -0-            -0-        (.01)          -0-
Total dividends and distributions               (.49)          (.49)        (.50)        (.14)
Net asset value, end of period                 $9.86          $9.65       $ 9.18       $10.24

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.37%         10.78%       (5.63)%       3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,996        $15,052      $18,198      $13,541
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.70%          1.70%        1.15%         .40%(e)
  Expenses, before waivers/reimbursements       2.14%          2.17%        2.15%        2.01%(e)
  Net investment income, net of waivers/
    reimbursements                              4.69%          5.09%        4.99%        4.97%(e)
Portfolio turnover rate                          185%           114%         156%          75%


See footnote summary on page 47.


45



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      VIRGINIA PORTFOLIO
                                            --------------------------------------------------------------------
                                                         CLASS A                            CLASS B
                                            ---------------------------------  ---------------------------------
                                                                   APRIL 29,                          APRIL 29,
                                             YEAR ENDED SEP. 30,  1994(C) TO    YEAR ENDED SEP. 30,  1994(C) TO
                                            --------------------   SEP. 30,    --------------------    SEP. 30,
                                               1996        1995      1994         1996        1995      1994
                                            ----------  --------  -----------  ----------  --------  -----------
Net asset value, beginning of period         $10.29      $ 9.69    $10.00       $10.29      $ 9.69    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .57(b)      .56       .24          .50(b)      .49       .22
Net realized and unrealized gain (loss)
  on investments                                .37         .61      (.31)         .36         .61      (.32)
Net increase (decrease) in net asset
  value from operations                         .94        1.17      (.07)         .86        1.10      (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.57)       (.56)     (.24)        (.50)       (.49)     (.21)
Distributions in excess of net
  investment income                              -0-       (.01)       -0-          -0-       (.01)       -0-
Distributions from net realized gains          (.08)         -0-       -0-        (.08)         -0-       -0-
Total dividends and distributions              (.65)       (.57)     (.24)        (.58)       (.50)     (.21)
Net asset value, end of period               $10.58      $10.29    $ 9.69       $10.57      $10.29    $ 9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                              9.39%      12.46%     (.71)%       8.57%      11.67%    (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $2,455      $1,855    $1,249       $3,345      $1,193      $224
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       .67%        .67%      .57%(e)     1.37%       1.37%     1.27%(e)
  Expenses, before waivers/reimbursements      5.18%       8.96%    12.29%(e)     5.88%       9.66%    12.99%(e)
  Net investment income, net of waivers/
    reimbursements                             5.39%       5.59%     5.62%(e)     4.70%       4.80%     4.97%(e)
Portfolio turnover rate                         298%        128%       65%         298%        128%       65%


                                                         CLASS C
                                           ------------------------------------
                                                                    APRIL 29,
                                            YEAR ENDED SEP. 30,    1994(C) TO
                                           ---------------------  SEPTEMBER 30,
                                               1996        1995        1994
                                           -----------  --------  -------------
Net asset value, beginning of period         $10.29      $ 9.70      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .50(b)      .49         .21
Net realized and unrealized gain (loss)
  on investments                                .36         .60        (.30)
Net increase (decrease) in net asset
  value from operations                         .86        1.09        (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.50)       (.49)       (.21)
Distributions in excess of net
  investment income                              -0-       (.01)         -0-
Distributions from net realized gains          (.08)         -0-         -0-
Total dividends and distributions              (.58)       (.50)       (.21)
Net asset value, end of period               $10.57      $10.29      $ 9.70

TOTAL RETURN
Total investment return based on net
  asset value (d)                              8.58%      11.56%       (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $642        $122         $43
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements      1.37%       1.37%       1.27%(e)
  Expenses, before waivers/reimbursements      5.88%       9.66%      12.99%(e)
  Net investment income, net of waivers/
    reimbursements                             4.73%       4.81%       4.67%(e)
Portfolio turnover rate                         298%        128%         65%


See footnote summary on page 47.


46



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

FOOTNOTE SUMMARY
(a)  Net of fee waived and expenses reimbursed by the Adviser.

(b)  Based on average shares.

(c)  Commencement of operations.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(e)  Annualized.


47



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES ALLIANCE MUNICIPAL INCOME FUND II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios), as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
November 1, 1996



FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with the Federal Requirements, the Fund designates substantially all the dividends paid from investment income--net during the fiscal year ended September 30, 1996 as "exempt-interest dividends." For the Arizona portfolio the Fund paid on Class A, Class B, and Class C shares long term capital gains of $.08. As required by Federal regulations, shareholders will receive notification of their portion of the taxable ordinary dividends and capital gains distributions paid (if any) for any other portfolio for the 1996 calendar year early in 1997.


48



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREEN (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
EUGENE F. O'NEIL (1)
DONALD J. ROBINSON (1)
ROBERT C. WHITE (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


49



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


50




ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIIAR